Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 09, 2021	Oct. 31, 2021	May 31, 2021	Dec. 31, 2020	Oct. 31, 2023	Mar. 31, 2022	Oct. 31, 2021	Dec. 31, 2023	Jun. 23, 2023	Jun. 22, 2023	Apr. 14, 2023
Shareholders' Equity [Abstract]
Share purchase agreement, description									a.In February, May, June and July 2021, the Company entered into Simple Agreements for Future Equity (each, a “SAFE”) with four separate investors for aggregate proceeds of $800 thousand. Pursuant to the terms of each SAFE, upon consummation of an equity financing, the Company will issue to each investor the number of ordinary shares equal to the purchase amount divided by the SAFE price, which is defined as the price per share equal to 80% of the equity financing valuation (to be no less than $25,000 thousand). The SAFE Agreements also provide the investor the right to automatically receive ordinary shares in the case of a liquidity event, defined as a change of control event or an initial public offering. In the case of a liquidity event the investors are entitled to the number of ordinary shares equal to the investment amount divided by the liquidity price. The liquidity price is defined as the price per share equal to the Company’s valuation at the time of the liquidity event, multiplied by 80%, and divided by the Company’s capitalization (to be no less than $25,000 thousand). In December 2021, as part of Company’s initial public offering (“IPO”) (as described in Note 9g below), the SAFEs were converted at a price per share of $2.892 into 276,672 ordinary shares. For accounting purposes, the SAFE instrument was classified under shareholders’ equity.
Exercise price per share (in Dollars per share)					$ 0.67
Warrants, description									In August and September 2021 after the said assignments, the Company received warrant exercise notices of 1,837,500 warrants, out of the total 2,130,000 warrants outstanding at that time. The other 292,500 warrants that were not exercised were waived by their owners. As a result of the said exercises, the Company received aggregate proceeds of $1,225 thousand.
Purchase ordinary shares (in Shares)	2,000,000		285,000	285,000				285,000	3,600	126,000
Gross proceed			$ 10	$ 10
Aggregate share amount (in Shares)								961,440
Proceeds from options exercise								$ 76
Other receivables									$ 47
Shares issued (in Shares)	2,000,000
Tradable warrants (in Shares)	2,000,000
Warrants exercise price per share (in Dollars per share)	$ 6						$ 6
Tradable warrants term	5 years
Total gross consideration	$ 12,000
Warrants based on fair value	4,560
Equity component amount	7,440
Issuance of cost amount	$ 2,136
Issuance of cost description	An amount of $812 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $1,324 thousand have been recorded in equity as a reduction of the share premium. As part of the IPO, the Company also recognized share-based issuance costs of $898 thousand which were allocated in the same proportion as the allocation of the gross proceeds from the IPO, accordingly an amount of $341 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $557 thousand have been recorded in equity as a reduction of the share premium (refer also to Note 10(7)).
Net proceeds from offering									9,864
Exercise of underwriter’s option									3
Warrant amount received							$ 3,870
Warrants share (in Shares)		300,000					645,000
Aggregate offering price												$ 5,744
Offering cost											$ 502
undefined									7		$ 4,500
Securities purchase agreement description											On June 22, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to issue and sell, in a registered direct offering: (i) an aggregate of 1,330,000 ordinary shares, no par value, and (ii) an aggregate of 1,670,000 Pre-Funded warrants, each representing the right to acquire one ordinary share with exercise price of $0.0001, exercisable at any time until exercised in full and (iii) an aggregate of 3,000,000 Warrants. The Warrants are exercisable immediately upon issuance at an exercise price of $1.50 per Ordinary Share and will expire on the fifth anniversary of the original issuance date.
Total issuance expenses											$ 455
Immediate loss									1,659
Consideration warrants and pre-funded warrant amount									$ 4,500
Shares of exercised (in Shares)										126,000
Total consideration amount										$ 5
Pre-Funded warrants (in Shares)						1,670,000
Exercised ordinary shares (in Shares)						1,670,000
Ordinary shares voting right, description									Each ordinary share is entitled to one vote.